Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2023
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 13 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2023, 2022 and 2021，no single customer accounted for more than 10% of the Company’s net revenue, respectively. As of December 31, 2023 and 2022, no single customer accounted for more than 10% of the Company’s total outstanding accounts receivable balance, respectively.

Suppliers

For the years ended December 31, 2022, 2021 and 2020, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2023		2022		2021
Supplier D	*	%	*	%	*	%
Supplier E	*	%	*	%	*	%
Supplier F	*	%	*	%	*	%
Supplier G	*	%	*	%	35.57%
Supplier H	28.24%		28.29%		*	%
Supplier I	26.58%		20.37%		*	%
Supplier J	22.81%		18.61%		*	%
Supplier K	15.98%		15.69%		*	%

*	Less than 10%

As of December 31, 2023, no single supplier accounted for more than 10% of the Company’s total accounts payable. As of December 31, 2022, Supplier G’s balance accounted for 39.87% of the Company’s total accounts payable.